Income Tax Rate Reconciliation (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Federal statutory rate	35.00%	35.00%
State tax (net of federal benefit)	5.30%	5.80%
Warrants/purchase rights liabilities	(1.60%)	19.90%
Non-deductible interest expense and fees		(1.40%)
Research and development credit	3.90%	1.80%
Other permanent differences	(0.80%)	(0.80%)
Change in valuation allowance	(40.00%)	355.50%
Foreign net operating losses	(1.20%)	(0.60%)
382 limited net operating losses and credits	(0.60%)	(415.20%)
Effective tax rate	0.00%	0.00%